Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

8.  Income taxes

a) Deferred income tax assets and liabilities

	December 31, 2020	December 31, 2019
Taxes losses carryforward	4,328	4,659
Temporary differences:
Employee post retirement obligations	744	840
Provision for litigation	356	443
Timing differences arising on assets and liabilities	4,331	3,246
Fair value of financial instruments	1,355	864
Allocated goodwill	(2,623)	(2,640)
Goodwill amortization	(442)	(478)
Others	516	401
	4,237	2,676
Total	8,565	7,335
Assets	10,335	9,217
Liabilities	(1,770)	(1,882)
	8,565	7,335

Changes in deferred tax are as follows:

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2018	6,908	1,532	5,376
Utilization of taxes losses carryforward	(443)	—	(443)
Timing differences arising on assets and liabilities	2,113	—	2,113
Fair value of financial instruments	328	—	328
Allocated goodwill	—	(210)	210
Others	(91)	—	(91)

Effect in income statement	1,907	(210)	2,117
Transfers between asset and liabilities	252	252	—
Acquisition of subsidiaries (i)	104	250	(146)
Translation adjustment	(187)	47	(234)
Other comprehensive income	233	11	222
Balance at December 31, 2019	9,217	1,882	7,335
Taxes losses carryforward	374	—	374
Timing differences arising on assets and liabilities	1,690	—	1,690
Fair value of financial instruments	756	—	756
Allocated goodwill	—	(108)	108
Others	32	—	32

Effect in income statement	2,852	(108)	2,960
Transfers between asset and liabilities	38	38	—
Translation adjustment	(1,811)	(37)	(1,774)
Other comprehensive income	39	(5)	44
Balance at December 31, 2020	10,335	1,770	8,565

(i) Refers to the acquisition of New Steel and Ferrous Resources Limited (note 15).

The tax loss carryforward does not expire in the Brazilian jurisdiction and their compensation is limited to 30% of the taxable income for the year. The local profits of subsidiaries abroad are also taxed in Brazil and there is no restriction on their offset against tax losses generated previously by the foreign entity.

b) Income tax reconciliation–Income statement

The total amount presented as income taxes in the income statement is reconciled to the statutory rate, as follows:

	Year ended December 31,
	2020	2019	2018
Income (loss) before income taxes	4,969	(2,775)	6,816
Income taxes at statutory rate‐34%	(1,689)	944	(2,317)
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity	316	601	873
Tax incentives	211	189	576
Equity results	(41)	77	104
Addition (reversal) of tax loss carryforward (i)	769	25	1,510
Unrecognized tax losses of the year	(217)	(1,059)	(458)
Others	213	(182)	(116)
Income taxes	(438)	595	172

(i) Mainly refers to the effect of monetary exchange variation on tax losses carryforward from foreign subsidiaries.

c) Tax incentives

In Brazil, the Company has tax incentives to partially reduce the income tax generated by the operations conducted in the North and Northeast regions that includes iron ore, pellets, copper and nickel. The incentive is calculated based on the taxable income of the incentive activity (tax operating income) and takes into account the allocation of tax operating income into different incentives applicable to different tranches of production during the periods specified for each product, usually 10 years. Most of the Company’s incentives are expected to expire up to 2024 and the last recognized tax incentive will expire in 2027. An amount equal to that obtained with the tax saving must be appropriated in retained earnings reserve account in stockholders’ equity and cannot be distributed as dividends to stockholders.

In addition to those incentives, part of the income tax due, can be reinvested in the acquisition of new machinery and equipment, subject to subsequent approval by the regulatory agency responsible, Superintendence for the Development of the Amazon (“SUDAM”). The reinvestment subsidy is accounted in retained earnings reserve account, which restricts its distribution as dividends to stockholders. This tax incentive expires in 2023.

The Company is subject to the revision of income tax by local tax authorities in a range up to 10 years depending on jurisdiction where the Company operates.

d) Income taxes-Settlement program (“REFIS”)

The balance mainly relates to the settlement program of the claims related to the collection of income tax and social contribution on equity gains of foreign subsidiaries and affiliates from 2003 to 2012. As at December 31, 2020, the balance of US$2,744 (US$340 classified as current liabilities and US$2,404 classified as non‑current liabilities) is due in 94 remaining monthly installments, bearing the SELIC interest rate (Special System for Settlement and Custody), which is the Brazilian federal funds rate, while at December 31, 2019, the balance was US$3,907 (US$431 classified as current liabilities and US$3,476 classified as non‑current liabilities).

As at December 31, 2020, the SELIC rate was 2.00% per annum (4.50% per annum at December 31, 2019).

e) Uncertain tax positions

The Company has assessed its uncertain tax positions, particularly those related to the deduction of the deduction of social security contributions on the net income ("CSLL") in Brazil and the calculation of the transfer pricing over exportation of ore to its foreign subsidiary and, based on the position of its internal and external legal advisors, has concluded that these uncertain tax positions are likely to be accepted by the tax authority as discussed below:

(e.i) Deduction of CSLL in Brazil:

In 2004, a definitive decision of the Superior Court of Justice (“STJ”) granted to the Company the right to deduct the CSLL from the taxable corporate income. In 2006, the Brazilian federal tax authorities commenced a rescission action (ação rescisória), seeking the reversal of the 2004 decision. In 2019, the Federal Court of Appeals (“TRF”) decided in favor for the rescission action and, based on this decision, although not definitive, the Company has decided not to deduct the CSLL from the taxable income.

In November 2020, the Company received an assessment regarding 2016 and 2017 for the collection of corporate income tax (“IRPJ”) in the amount of US$435 (R$2,259 million), related to the deduction of CSLL from the fiscal years in which Vale was supported by a definitive favorable court decision (res judicata).

Vale believes that the rescission action brought by the Federal Government is not applicable (Precedent 343 issued by Brazilian Supreme Court) and, even if it were, the fiscal years prior to the eventual favorable decision on the rescission action could not be charged to the Company. Any understanding conflicting to that interpretation violates the Brazilian legal framework and the consolidated jurisprudence.

(e.ii) Transfer pricing over the exportation of ores to a foreign subsidiary:

The Company was assessed for the collection corporate income tax (IRPJ) and social contribution on net income (CSLL), for the years of 2015, 2016 and 2017 since the tax agent has disregarded the intermediation cost used in the calculation of the transfer pricing over the exportation of iron ore, copper and manganese to its foreign controlled company.

The Company is challenging these assessments in the administrative level and a decision is pending. The total amount in dispute is US$695  (R$3,614 million) (2019: US$355  (R$1,431 million)). In addition, there was a reduction of the tax losses from 2015, 2016 and 2017, with the corresponding tax impact of US$362  (R$1,882 million), including penalties and interests.

The Company consistently applies its method for calculating the transfer pricing and it considers that to be the most appropriate tax treatment regarding the prevailing law. From the 2018 to 2020 fiscal years, the amount involved is US$1,232  (R$6,401 million).

Accounting policy

The Brazilian corporate tax law requires the taxation on the income generated from foreign subsidiaries and, therefore, income tax charge is calculated using the tax rate enacted at the end of the reporting period in Brazil. The effects of the income tax calculation in the consolidated financial statements are calculated by applying the differential between the Brazilian income tax rate and the local income tax rate of each jurisdiction where the Company’s subsidiaries operate and generate taxable income.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and it establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities. The benefits of uncertain tax positions are recorded only after determining, based on the position of its internal and external legal advisors, a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.

Deferred income taxes are recognized based on temporary differences between carrying amount and the tax basis of assets and liabilities as well as tax losses carryforwards. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.

The deferred tax assets arising from tax losses and temporary differences are not recognized when it is not probable that future taxable profit will be available against which temporary differences and/or tax losses can be utilized.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in stockholder’s equity. In this case, the tax is also recognized in other comprehensive income or directly in stockholder’s equity, respectively.

Critical accounting estimates and judgments

Significant judgements, estimates and assumptions are required to determine the amount of deferred tax assets that are recognized based on the likely timing and future taxable profits. Deferred tax assets arising from tax losses carryforwards and temporary differences are recognized considering assumptions and projected cash flows. Deferred tax assets may be affected by factors including, but not limited to: (i) internal assumptions on the projected taxable income, which are based on production and sales planning, commodity prices, operational costs and planned capital costs; (ii) macroeconomic environment; and (iii) trade and tax scenarios.

In addition, the Company applies significant judgement in identifying uncertainties over income tax treatments, which could impact the consolidated financial statements. The Company operates in multiple jurisdictions where uncertainties arise in the application of complex tax regulations. The Company and its subsidiaries are subject to reviews of income tax filings and other tax payments, and disputes can arise with the taxing authorities over the interpretation of the applicable laws and regulations.